Income taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the three and nine months ended September 30, 2021 and September 30, 2020, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Provision for income taxes (excluding restructuring)	$(2,401)	$13,706	$27,880	$34,967
Tax impact of restructuring	(1,162)	—	(1,162)	(2,261)
Provision for income taxes	$(3,563)	$13,706	$26,718	$32,706